Janus Investment Fund
Janus Henderson Adaptive Global Allocation Fund
Supplement dated April 28, 2021
to Currently Effective Prospectuses
Effective immediately, the disclosure in
Janus Henderson Adaptive Global Allocation Fund’s
(the “Fund”) prospectuses has been updated to reflect that the Fund may use derivatives to enhance returns. Currently, the Fund’s use of derivatives is limited to hedging portfolio risk arising from the Fund’s investments.
Accordingly, immediately, the Fund’s prospectuses are amended as follows:

1.	Under “ Principal Investment Strategies ” in the Fund Summary section of the Fund’s prospectuses, the following replaces the fifth paragraph in its entirety:
The Fund may use derivatives to hedge portfolio risks and to enhance returns. With regard to using derivatives for hedging purposes, the Fund may use foreign exchange contracts or other similar instruments to reduce the impact of foreign exchange rate changes on the Fund’s value. In addition, the Fund may use derivatives instruments, such as futures or options, to hedge or limit the market exposure when the exchanges or markets in which the securities principally trade are closed or not available, or liquidity is scarce. The Fund may also enter into short sales for hedging purposes.
With regard to using derivatives to enhance returns, the Fund may invest in put options, call options, or futures to gain indirect exposure to an underlying investment when such indirect exposure offers greater liquidity, or lower cost or risk, as compared to directly purchasing such underlying investment. Under normal circumstances, the Fund’s gross notional exposure (generally, the total value of the assets underlying a derivatives contract at the time of valuation) to derivatives used to enhance returns is not expected to exceed 30% of the Fund’s net assets.

2.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following replaces the Derivatives Risk factor in its entirety:
Derivatives Risk.
 The Fund may use derivatives for hedging purposes and to enhance returns. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. Investments in futures and options are subject to the risk of loss caused by unanticipated market movements. In addition, there may be at times an imperfect correlation between the movement in the prices of a futures or options contract and the value of an underlying instrument. To the extent the Fund uses derivatives for hedging purposes, the Fund may incur additional costs, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the portfolio manager or if the cost of the derivative outweighs the benefit of the hedge.

Please retain this Supplement with your records.

Janus Investment Fund
Janus Henderson Multi-Sector Income Fund
Supplement dated April 28, 2021
to Currently Effective Prospectuses
Effective immediately, the disclosure in
Janus Henderson Multi-Sector Income Fund’s
(the “Fund”) prospectuses has been updated to reflect that the Fund’s exposure to below investment grade securities may temporarily exceed the stated 65% limit on such investments under certain circumstances.

1.	Under “ Principal Investment Strategies ” in the Fund Summary section of the Fund’s prospectuses, the following replaces the first paragraph in its entirety:
The Fund pursues its investment objective by primarily investing, under normal circumstances, in a multi-sector portfolio of U.S. and
non-U.S.
debt securities of varying maturities that the portfolio managers believe have high income potential relative to other fixed-income instruments available at a given point in time. The portfolio managers may also consider the capital appreciation potential of certain investments. The Fund’s investment sectors include, but are not limited to: (i) government notes and bonds; (ii) corporate bonds, including high-yield/high-risk bonds (also known as “junk” bonds); (iii) commercial loans; (iv) agency and non-agency
commercial and residential mortgage-backed securities; (v) asset-backed securities; (vi) convertible securities and preferred stock; and (vii) emerging market debt. The portfolio managers believe that by investing in multiple sectors that potentially have low correlation to each other, the Fund’s overall volatility may be reduced. The Fund may not have exposure to all of these investment sectors, and the Fund’s exposure to any one investment sector will vary over time. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.
The Fund’s investments in below investment grade securities are limited to 65% of its net assets, but under unusual circumstances, such as when new issue allocations are higher than expected, this limit may be exceeded on a temporary basis.

2.
Under
“Additional Investment Strategies and General Portfolio Policies – High-Yield/High-Risk Bonds”
in the
“Additional Information about the Funds”
section of the Fund’s Prospectuses, the following replaces the third sentence its entirety:

Janus Henderson Multi-Sector Income Fund’s investments in below investment grade securities are limited to 65% of its net assets, but under unusual circumstances, such as when new issue allocations are higher than expected, this limit may be exceeded on a temporary basis.
Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Multi-Sector Income Fund

Supplement dated April 28, 2021

to Currently Effective Statement of Additional Information

Effective immediately, the disclosure in Janus Henderson Multi-Sector Income Fund’s (the “Fund”) statement of additional information (“SAI”) has been updated to reflect that the Fund’s exposure to below investment grade securities may temporarily exceed the stated 65% limit on such investments under certain circumstances.

1.

Under “Investment Strategies and Risks – High-Yield/High-Risk Bonds” in the Classification, Investment Policies and Restrictions, and Investment Strategies and Risks section of the Fund’s SAI, the following replaces the first paragraph in its entirety:

Within the parameters of its specific investment policies, each Fund may invest in debt securities (including high-yield/high-risk bonds, also known as “junk” bonds) that are rated below investment grade (i.e., debt securities rated BB+ or lower by Standard & Poor’s Ratings Services and Fitch, Inc., or Ba1 or lower by Moody’s Investors Service, Inc.). Janus Henderson High-Yield Fund may invest without limit in high-yield/high-risk bonds. Janus Henderson Developed World Bond Fund may invest a substantial amount of its net assets in high-yield/high-risk bonds. To the extent the other Funds invest in high-yield/ high-risk bonds, under normal circumstances, each Fund will limit its investments in such bonds as indicated to 35% or less of its net assets (Janus Henderson Flexible Bond Fund, Janus Henderson Global Bond Fund, Janus Henderson Short-Term Bond Fund, and Janus Henderson Small-Mid Cap Value Fund), 20% or less of its net assets (Janus Henderson Adaptive Global Allocation Fund, Janus Henderson Large Cap Value Fund, Janus Henderson Mid Cap Value Fund, and Janus Henderson Small Cap Value Fund), or up to 65% of the fixed-income portion of its net assets (Janus Henderson Value Plus Income Fund). In addition, Janus Henderson Multi-Sector Income Fund’s investments in below investment grade securities are limited to 65% of its net assets, but under unusual circumstances, such as when new issue allocations are higher than expected, this limit may be exceeded on a temporary basis.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Absolute Return Income Opportunities Fund	Janus Henderson High-Yield Fund
Janus Henderson Adaptive Global Allocation Fund	Janus Henderson International Managed Volatility Fund
Janus Henderson Developed World Bond Fund	Janus Henderson Large Cap Value Fund
Janus Henderson Dividend & Income Builder Fund	Janus Henderson Mid Cap Value Fund
Janus Henderson Emerging Markets Managed Volatility Fund	Janus Henderson Multi-Sector Income Fund
Janus Henderson Flexible Bond Fund	Janus Henderson Short-Term Bond Fund
Janus Henderson Global Allocation Fund – Conservative	Janus Henderson Small Cap Value Fund
Janus Henderson Global Allocation Fund – Growth	Janus Henderson Small-Mid Cap Value Fund
Janus Henderson Global Allocation Fund – Moderate	Janus Henderson U.S. Managed Volatility Fund
Janus Henderson Global Bond Fund	Janus Henderson Value Plus Income Fund
Janus Henderson Global Income Managed Volatility Fund

(each, a “Fund” and collectively, the “Funds”)

Class A Shares

Class C Shares

Supplement dated April 28, 2021

to Currently Effective Prospectuses

1.

Under “Edward Jones” in the Appendix A – Intermediary Sales Charge Waivers and Discounts section or, as applicable, the Appendix B – Intermediary Sales Charge Waivers and Discounts section of the Funds’ prospectuses, the following information replaces the corresponding information in its entirety:

EDWARD JONES

The following information is provided by Edward D. Jones & Co., L.P. (“Edward Jones”):

Policies Regarding Transactions Through Edward Jones

Effective on or after May 1, 2021, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the same fund family, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

•	Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation (“ROA”)

•

The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the mutual fund family held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

•

The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

•	ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent (“LOI”)

•

Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

•

If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

•

Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

•	Shares purchased in an Edward Jones fee-based program.
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
•

Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

•

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

•	Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

•	The death or disability of the shareholder.
•	Systematic withdrawals with up to 10% per year of the account value.
•	Return of excess contributions from an Individual Retirement Account (IRA).
•

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

•	Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
•	Shares exchanged in an Edward Jones fee-based program.
•	Shares acquired through NAV reinstatement.
•	Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

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Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

•	Initial purchase minimum: $250
•	Subsequent purchase minimum: none

Minimum Balances

•	Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

° A fee-based account held on an Edward Jones platform

° A 529 account held on an Edward Jones platform

° An account with an active systematic investment plan or LOI

Exchanging Share Classes

•	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.

Please retain this Supplement with your records.

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Janus Investment Fund

Janus Henderson Asia Equity Fund	Janus Henderson Global Select Fund
Janus Henderson Balanced Fund	Janus Henderson Global Sustainable Equity Fund
Janus Henderson Contrarian Fund	Janus Henderson Global Technology and Innovation Fund
Janus Henderson Emerging Markets Fund	Janus Henderson Global Value Fund
Janus Henderson Enterprise Fund	Janus Henderson Growth and Income Fund
Janus Henderson European Focus Fund	Janus Henderson International Opportunities Fund
Janus Henderson Forty Fund	Janus Henderson International Value Fund
Janus Henderson Global Equity Income Fund	Janus Henderson Overseas Fund
Janus Henderson Global Life Sciences Fund	Janus Henderson Research Fund
Janus Henderson Global Real Estate Fund	Janus Henderson Triton Fund
Janus Henderson Global Research Fund	Janus Henderson Venture Fund

(each, a “Fund” and collectively, the “Funds”)

Class A Shares

Class C Shares

Supplement dated April 28, 2021

to Currently Effective Prospectuses

1.

Under “Edward Jones” in the Appendix A – Intermediary Sales Charge Waivers and Discounts section of the Funds’ prospectuses, the following information replaces the corresponding information in its entirety:

EDWARD JONES

The following information is provided by Edward D. Jones & Co., L.P. (“Edward Jones”):

Policies Regarding Transactions Through Edward Jones

Effective on or after May 1, 2021, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the same fund family, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

•	Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation (“ROA”)

•

The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the mutual fund family held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

•

The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

•	ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent (“LOI”)

•

Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

•

If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

•

Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

•	Shares purchased in an Edward Jones fee-based program.
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
•

Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

•

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

•	Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

•	The death or disability of the shareholder.
•	Systematic withdrawals with up to 10% per year of the account value.
•	Return of excess contributions from an Individual Retirement Account (IRA).
•

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

•	Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
•	Shares exchanged in an Edward Jones fee-based program.
•	Shares acquired through NAV reinstatement.
•	Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

•	Initial purchase minimum: $250
•	Subsequent purchase minimum: none

Minimum Balances

•	Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
•	A fee-based account held on an Edward Jones platform
•	A 529 account held on an Edward Jones platform
•	An account with an active systematic investment plan or LOI

2

Exchanging Share Classes

•	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.

Please retain this Supplement with your records.

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